Other Receivables, Deposits and Other Assets	12 Months Ended
Aug. 31, 2024
Other Receivables, Deposits and Other Assets [Abstract]
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
4.	OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS

Other receivables, deposits and other assets consisted of the following:

	As of August 31,
	2023	2024
	RMB	RMB
Other receivables from third parties	2,553	4,986
Consideration receivables	-	45,870
Advances to employees	809	711
Deposits	15,311	14,660
Prepaid tax and deductible value-added tax-in	2,390	666
Rental prepayment (a)	15,436	5,404
Prepayment for suppliers	47,366	39,344
Receivables from disposal of property and equipment	25,256	6,154
Others	8,540	6,614
	117,661	124,409
Less: allowance for other receivables	(854)	(549)
	116,807	123,860

(a)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.